Average Annual Total Returns{- Fidelity High Dividend ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity High Dividend ETF	Fidelity High Dividend ETF Return Before Taxes Past 1 year	Fidelity High Dividend ETF Return Before Taxes Since Inception		Fidelity High Dividend ETF After Taxes on Distributions Past 1 year	Fidelity High Dividend ETF After Taxes on Distributions Since Inception		Fidelity High Dividend ETF After Taxes on Distributions and Sales Past 1 year	Fidelity High Dividend ETF After Taxes on Distributions and Sales Since Inception		IXZ6K Past 1 year	IXZ6K Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	2.85%	9.84%	[1]	1.82%	8.64%	[1]	2.05%	7.38%	[1]	3.05%	10.18%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016